Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill balances and adjustments by reportable segment

	December 31, 2011	Goodwill Acquired	Adjustments/Allocations	December 31, 2012	Goodwill Acquired	Adjustments/Disposals	December 31, 2013
	(In millions)
Reportable segments:(1)
Marketplaces	$4,510	$92	$130	$4,732	$112	$17	$4,861
Payments	2,515	8	(4)	2,519	602	(1)	3,120
Enterprise	1,340	—	(54)	1,286	—	—	1,286
Total Goodwill	$8,365	$100	$72	$8,537	$714	$16	$9,267

Schedule of identifiable intangible assets

	December 31, 2013				December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)
	(In millions, except years)
Intangible assets:
Customer lists and user base	$1,653	$(1,213)	$440	5	$1,644	$(991)	$653	5
Trademarks and trade names	780	(677)	103	5	743	(569)	174	5
Developed technologies	554	(401)	153	4	525	(322)	203	4
Braintree related (1)	155	—	155	—	N/A	N/A	N/A	N/A
All other	273	(183)	90	4	252	(154)	98	4
	$3,415	$(2,474)	$941		$3,164	$(2,036)	$1,128

(1)	Our evaluation of Braintree related intangible assets is preliminary and remains subject to post-closing adjustment as we are still evaluating the fair value and the useful lives of these assets.

Schedule of future intangible asset amortization
Expected future intangible asset amortization as of December 31, 2013 is as follows (in millions):

Fiscal years(1):
2014	$326
2015	257
2016	133
2017	40
2018	24
Thereafter	6
$786

(1)	Table excludes $155 million of expected future amortization of intangible assets related to the Braintree acquisition as we are still evaluating the fair value and the useful lives of these assets.